Accounts payable (Tables)	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Summary of the components of accounts payable
The following is a table summarizing the components of our accounts payable as of December 31, 2025 and 2024:

	At December 31,
In thousands of U.S. dollars	2025	2024
Amounts due to a related party insurance broker	$1,995	$2,161
Scorpio Ship Management S.A.M. (SSM)	1,703	2,979
Scorpio Commercial Management S.A.M. (SCM)	697	250
Amounts due to related party port agents	559	247
Scorpio Services Holding Limited (SSH)	452	7
Scorpio LR2 Pool Limited	434	1,695
Amounts due to a related party bunker supplier	264	579
Mercury Pool Limited	90	—
Scorpio MR Pool Limited	66	1,726
Amounts due to a related party carbon emission manager	60	71
Accounts payable to related parties	6,320	9,715

European Union Allowance (EUA) payables (1)	20,225	12,415
Suppliers	7,484	10,083
	$34,029	$32,213